Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Unrecognized tax benefits increase resulting from prior period tax positions			$ 137	$ 14	$ 78
Unrecognized tax benefits interest and other financial charges			12	9	$ 6
Unrecognized tax benefits income tax penalties accrued			0
Deferred tax assets generated due to research and development expense			293
Net deferred income tax asset	$ 4,336		1,550	$ 1,287
Net operating loss carryforwards			1,517
Deferred tax assets from gross operating loss carryforwards			358
Unrecognized tax benefits income tax penalties and interest accrued			182
Cumulative amount of indefinitely reinvested foreign earnings			$ 7,999
Effective income tax rate	29.90%	24.60%	22.40%	20.90%	24.10%
Deferred tax liabilities withholding and other foreign taxes	$ 30
Deferred tax assets increase through spin off	3,099
Deferred tax assets increase through spin off pension and post retirement benefits	$ 964
General Electric Company [Member]
Income Tax Disclosure [Line Items]
Unrecognized tax benefits increase resulting from prior period tax positions			$ 132
Net deferred income tax asset			$ 80